Share-Based Compensation - Summary of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Beginning	30,450,028
Number of shares, Granted	2,300,000
Number of shares, Exercised	(2,859,579)
Number of shares, Forfeited	(81,125)
Number of shares, Ending	29,809,324	30,450,028
Number of shares, Vested and expect to vest	29,809,324
Number of shares, Exercisable	23,299,823
Weighted average exercise price per share, Beginning	$ 0.3
Weighted average exercise price per share, Granted	0.22
Weighted average exercise price per share, Exercised	0.31
Weighted average exercise price per share, Forfeited	0.68
Weighted average exercise price per share, Ending	0.29	$ 0.3
Weighted average exercise price, Vested and expect to vest	0.29
Weighted average exercise price per share, Exercisable	$ 0.29
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 3 months	6 years 8 months 12 days
Weighted remaining contractual years, Vested and expect to vest	5 years 3 months
Weighted remaining contractual years, Exercisable	5 years 2 months 19 days
Aggregate intrinsic value	$ 112,256,569	$ 177,455,134
Aggregate intrinsic value, Vested and expect to vest	112,256,569
Aggregate intrinsic value, Exercisable	$ 87,862,456